Identified Intangible Assets and Intangible Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets And Liabilities [Line Items]
Schedule of Identified Intangible Assets and Intangible Liabilities (Table)
	Balance as of December 31,
(Amounts in thousands)	2014	2013
Identified intangible assets:
Gross amount	$424,976	$505,203
Accumulated amortization	(199,821)	(252,121)
Net	$225,155	$253,082
Identified intangible liabilities (included in deferred revenue):
Gross amount	$657,976	$622,685
Accumulated amortization	(329,775)	(295,768)
Net	$328,201	$326,917

Below Market Leases Net Of Above Market Leases [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Amounts in thousands)
2015	$49,550
2016	37,894
2017	35,069
2018	34,166
2019	23,928

Other Identified Intangible Assets [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Amounts in thousands)
2015	$25,735
2016	20,122
2017	16,619
2018	12,417
2019	10,470

Tenant Under Ground Leases [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Amounts in thousands)
2015	$1,832
2016	1,832
2017	1,832
2018	1,832
2019	1,832